Companys DB Pension Plans and Other Benefits in Aggregate (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of fund assets at January 1	9,215
Employer contributions	107	698	840
Fair value of fund assets at December 31	9,763	9,215
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	10,099	8,984
Current service cost	131	105	86
Interest cost	452	460	464
Employee contributions	58	60
Benefits paid	(525)	(471)
Foreign currency changes	(4)	3
Plan amendments and other	(11)	(3)
Actuarial loss	447	961
Projected benefit obligation at December 31	10,647	10,099	8,984
Fair value of fund assets at January 1	9,215	8,310
Actual return on fund assets	916	621
Employer contributions	102	693
Employee contributions	58	60
Benefits paid	(525)	(471)
Foreign currency changes	(3)	2
Fair value of fund assets at December 31	9,763	9,215	8,310
Funded status - plan deficit	(884)	(884)
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	536	494
Current service cost	19	17	16
Interest cost	24	26	28
Benefits paid	(35)	(35)
Foreign currency changes	(1)
Plan amendments and other		7
Actuarial loss	(8)	27
Projected benefit obligation at December 31	535	536	494
Fair value of fund assets at January 1	11	11
Actual return on fund assets	(1)
Employer contributions	34	35
Benefits paid	(35)	(35)
Fair value of fund assets at December 31	9	11	11
Funded status - plan deficit	(526)	(525)